Certain Concentrations	12 Months Ended
Sep. 01, 2016
Risks and Uncertainties [Abstract]
Certain Concentrations
Certain Concentrations

Markets with concentrations of net sales were approximately as follows:

For the year ended	2016	2015	2014
Compute and graphics	20%	25%	30%
Mobile	20%	25%	20%
SSDs and other storage	20%	20%	20%
Automotive, industrial, medical, and other embedded	15%	10%	10%
Server	10%	15%	10%

Customer concentrations included net sales to Intel, including Non-Trade Non-Volatile Memory through IMFT, of 14% for 2016 and net sales to Kingston of 11% and 10% for 2015 and 2014, respectively. Substantially all of our sales to Intel were included in our SBU and CNBU segments, and substantially all of our sales to Kingston were included in our CNBU and SBU segments.

We generally have multiple sources of supply for our raw materials and production equipment; however, only a limited number of suppliers are capable of delivering certain raw materials and production equipment that meet our standards. In some cases, materials or production equipment are provided by a single supplier.

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash, money market accounts, certificates of deposit, fixed-rate debt securities, trade receivables, and derivative contracts. We invest through high-credit-quality financial institutions and, by policy, generally limit the concentration of credit exposure by restricting investments with any single obligor and monitoring credit risk of bank counterparties on an ongoing basis. A concentration of credit risk may exist with respect to receivables as a substantial portion of our customers are affiliated with the computing industry. We perform ongoing credit evaluations of customers worldwide and generally do not require collateral from our customers. Historically, we have not experienced material losses on receivables. A concentration of risk may also exist with respect to derivatives as the number of counterparties to our currency hedges is limited and the notional amounts are relatively large. We seek to mitigate such risk by limiting our counterparties to major financial institutions and through entering into master netting arrangements. Capped calls expose us to credit risk to the extent the counterparties may be unable to meet the terms of the agreements. We seek to mitigate such risk by limiting our counterparties to major financial institutions and by spreading the risk across several major financial institutions. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis.